DEBT, CREDIT FACILITIES AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Credit Facilities And Lease Commitments [Abstract]
Schedule of Debt Outstanding

At December 31, 2017 and 2016, the company had the following debt outstanding:

as of December 31 (in millions)	Effective interest rate in 2017[1]	2017[2]	2016[2]
Variable-rate loan due 2020	1.0%	$300	$294
1.7% notes due 2021	1.9%	398	397
2.4% notes due 2022	2.5%	206	208
1.3% notes due in 2025	1.2%	714	—
2.6% notes due 2026	2.7%	744	744
7.65% debentures due 2027	7.7%	5	5
6.625% debentures due 2028	6.7%	99	99
6.25% notes due 2037	6.3%	265	265
3.65% notes due 2042	3.7%	6	6
4.5% notes due 2043	4.5%	255	255
3.5% notes due 2046	3.6%	439	439
Other	—	81	70
Total debt and capital lease obligations		3,512	2,782
Current portion		(3)	(3)
Long-term portion		$3,509	$2,779

[1]	Excludes the effect of any related interest rate swaps.
[2]	Book values include any discounts, premiums and adjustments related to hedging instruments.

Future Minimum Lease Payments and Debt Maturities

Future Minimum Lease Payments and Debt Maturities

as of and for the years ended December 31 (in millions)	Operating leases	Debt maturities and capital leases
2018	$129	$3
2019	107	2
2020	84	302
2021	69	402
2022	63	210
Thereafter	246	2,612
Total obligations and commitments	698	3,531
Discounts, premiums, and adjustments relating to hedging instruments	—	(19)
Total debt and lease obligations	$698	$3,512